Summary of material accounting policies - Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Changes In Accounting Policies [Line Items]
Changes in accounting policies, comparability and other adjustments

b) Changes in accounting policies, comparability and

other adjustments
New or amended accounting standards
IFRS 17 , Insurance Contracts
Effective

from

1 January

2023,

UBS

has

adopted

IFRS

17,
Insurance

Contracts
,

which

sets

out

the

accounting
requirements for contractual rights

and obligations that

arise from insurance contracts

issued and reinsurance contracts
held. The adoption has had no material effect on the Group’s financial statements.

Amendments to IAS 12 , Income Taxes
In May 2023, the IASB issued amendments

to IAS 12,
Income Taxes
, in relation to top-up taxes on income

under Global
Anti-Base Erosion

Rules that

is imposed under

legislation that

has been enacted

or substantively

enacted to

implement
the Pillar Two model rules published by the Organisation

for Economic Co-operation and Development.
Certain countries in

which the Group

operates had enacted

such legislation by

31 December 2023, including

Switzerland,
which introduced a tax with effect from 1 January 2024

that is expected to be a qualified domestic minimum

top-up tax,
and

other

countries

(including

Germany,

France

and

Italy)

also

introduced

top-up

taxes

in

respect

of

a

non-domestic
group’s worldwide operations

with effect from

1 January 2025. Moreover,

it is expected

that other countries

will enact
such legislation in 2024.
The amendments to IAS

12 introduced an exception,

whereby deferred tax

assets and deferred tax

liabilities should not
be

recognized

or

disclosed

in

respect

of

top-up

taxes,

which

has

been

applied

for

the

purposes

of

these

financial
statements.

An assessment was

performed of the

Group’s potential

exposure to top-up

taxes under legislation

that was enacted

or
substantively

enacted

to

implement

the

Pillar

Two

model

rules

by

31 December

2023,

reflecting

country-by-country
reporting and, also, the corporate tax

expenses of Group entities for

recent years and those expected in

future years. This
assessment indicated that the Group’s profits

in future years are expected to be almost

entirely earned in countries with
corporate

tax

expenses

that

are

at

a

tax

rate

of

15%

or

more

and

will

not,

therefore,

be

subject

to

top-up

taxes.
Consequently, the Group is

not expected to have a material

annual exposure to top-up taxes

for future years under

this
legislation.